                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:        September 30, 2003
                                               ---------------------------------


                                           -----
Check here if Amendment                    |   |  Amendment Number :
                                           -----                    ------------
This Amendment (Check only one.):          |   |  is a restatement
                                           -----
                                           |   |  adds new
                                           -----  holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
         -------------------------------
Address: 260 Preston Commons West
         -------------------------------
         8117 Preston Road
         -------------------------------
         Dallas, Texas 75225
         -------------------------------

Form 13F File Number:      28-10378
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   (214) 265-4165
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell                       Dallas, TX      November 11, 2003
----------------------------------------   ---------------  --------------------
           (Signature)                      (City, State)         (Date)

Report Type ( Check only one.):

-----
| X |    13F HOLDINGS REPORT. (Check here if all holdings of this reporting
-----    manager are reported in this report.)

-----
|   |    13F NOTICE.  (Check here if no holdings reported are in this report,
-----    and all holdings are reported by other reporting manager(s).)

-----
|   |    13F COMBINATION REPORT.  (Check here if a portion of the holdings for
----- this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F Summary Page


Report Summary:


Number of Other Included Managers:                0
                                           ---------
Form 13F Information Table Entry Total:          18
                                           ---------
Form 13F Information Table Value Total:     134,444 (thousands)
                                           ---------





List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NONE
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                           FORM 13F INFORMATION TABLE

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        COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7           COLUMN 8
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                                                                                                                 VOTING AUTHORITY
                                                                                                                -------------------
    NAME OF ISSUER         TITLE OF        CUSIP       VALUE    SHRS OR   SH/PRN  PUT/CALL  INVESTMENT  OTHER   SOLE  SHARED  NONE
                            CLASS                    (X1000)   PRN AMT                     DISCRETION MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC                COM        039380-10-0   $7,774    350,000     SH       N/A     SOLE       0       350,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
BG PLC                  ADR FIN INST N  055434-20-3   $8,596    400,000     SH       N/A     SOLE       0       400,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
CROSSTEX ENERGY LP           COM        22765U-10-2   $5,711    143,500     SH       N/A     SOLE       0       143,500   0     0
-----------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                  COM        260543-10-3   $4,279    131,500     SH       N/A     SOLE       0       131,500   0     0
-----------------------------------------------------------------------------------------------------------------------------------
DU PONT E I
DE NEMOURS & CO              COM        263534-10-9   $4,701    117,500     SH       N/A     SOLE       0       117,500   0     0
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ENTERPRISE PRODS
PARTNERS LP                  COM        293792-10-7   $7,910    350,000     SH       N/A     SOLE       0       350,000   0     0
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EXXON MOBIL CORP             COM        30231G-10-2   $9,150    250,000     SH       N/A     SOLE       0       250,000   0     0
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GOLAR LNG LTD BERMUDA        SHS        G9456A-10-0   $3,072    267,400     SH       N/A     SOLE       0       267,400   0     0
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GULFTERRA ENERGY
PARTNERS LP                  COM        40274U-10-8   $8,020    200,000     SH       N/A     SOLE       0       200,000   0     0
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KINDER MORGAN
ENERGY PARTNER          UT LTD PARTNER  494550-10-6   $8,132    190,000     SH       N/A     SOLE       0       190,000   0     0
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METHANEX CORP                COM        59151K-10-8   $5,103    545,201     SH       N/A     SOLE       0       545,201   0     0
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP          COM        704549-10-4   $8,627    275,000     SH       N/A     SOLE       0       275,000   0     0
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PLAINS ALL AMERN
PIPELINE LP             UNIT LTD PARTN  726503-10-5   $6,461    215,000     SH       N/A     SOLE       0       215,000   0     0
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SEMPRA ENERGY                COM        816851-10-9   $8,808    300,000     SH       N/A     SOLE       0       300,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC            COM        867229-10-6  $11,687    630,000     SH       N/A     SOLE       0       630,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
TESORO PETE CORP             COM        881609-10-1   $8,460  1,000,000     SH       N/A     SOLE       0     1,000,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW       COM        91913Y-10-0  $10,524    275,000     SH       N/A     SOLE       0       275,000   0     0
-----------------------------------------------------------------------------------------------------------------------------------
VALERO LP               COM UT LTD PRT  91913W-10-4   $7,429    170,000     SH       N/A     SOLE       0       170,000   0     0
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